Commitments	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Commitments [Text Block]
34.	Commitments

The Company is committed to minimum amounts under long-term lease agreements for office space, which expire at the latest in 2020. As at December 31, 2017, minimum commitments remaining under these leases were approximately $2,322,000 over the following years:

$

2018	1,154
2019	1,033
2020	135
2,322

Streams and offtakes

The following table summarizes the significant commitments to pay for gold, silver and diamonds to which Osisko has the contractual right pursuant to the associated precious metals and diamond purchase agreements:

	Attributable Payable Production			Per Ounce/Carat
	to be Purchased (ounces or %)			Cash Payment (US$)			Term of	Date of Contract
Interest	Gold	Silver	Diamond	Gold	Silver	Diamond	Agreement

Amulsar stream (1),(7)	142,454	694,000		$400	$4		40 years	Nov 25, 2015

Back Forty stream (7)	(7) 18.5%	75%		30% spot price (max $600)	$4		Life of mine	Mar 31, 2015

Brucejack offtake (7)	50%			Based on quotational period			Until delivery of 7,067,000 ounces Au	Sept. 21, 2015

Brucejack stream (2), (7)	4%	4%		$400	$4		Until delivery of 7,067,000 ounces Au	Sept. 21, 2015

Matilda offtake (7)	55%			Based on quotational period			Until delivery of 300,000 ounces Au	May 18, 2015

Mantos stream (3), (7)		100%			25% spot		Life of mine	Sept 11, 2015

Renard stream (4), (7)			9.6%			$50	40 years	Jul 8, 2014

Sasa stream (5), (7)		100%			$5		40 years	Nov 3, 2015

Gibraltar stream (6)		100%			$2.75		Life of mine	March 3, 2017

(1)

Stream of 4.22% of gold and 62.5% of silver production up to the production maximum. Subject to multiple buyback options: 50% for US$31.3 million and US$34.4 million on 2 nd and 3 rd anniversary of production start date, respectively, which is currently expected to be in the second half of 2018. 1% inflation price escalation after 2 nd anniversary.

(2)

Stream subject to multiple buyback/buydown options: December 31, 2018 buyback for US$119 million or buydown for US$75 million + 1.5% ongoing stream; December 31, 2019 buyback for US$136 million or buydown for US$75 million + 2% ongoing stream. If buyback/buydown not exercised by December 31, 2019, US$10 million make-whole payment + 4% ongoing stream.

(3)	The stream percentage shall be payable on 100% of silver until 19,300,000 ounces have been delivered, after which the stream percentage will be 30%.
(4)	The stream term shall be automatically extended beyond the initial term for successive 10 -year periods.
(5)	The stream term shall be automatically extended beyond initial term for successive 10 -year periods. 3% or consumer price index (CPI) per ounce price escalation after 2016.
(6)

Under the silver stream, Osisko will make ongoing payments of US$2.75 per ounce of silver delivered. Osisko will receive from Taseko an amount equal to 100% of Gibco’s share of silver production until reaching the delivery to Osisko of 5.9 million ounces of silver, and 35% of Gibco’s share of silver production thereafter. Silver in respect of which a delivery is made after January 1, 2017, is subject to the stream.

(7)	The silver stream was acquired through the acquisition of Orion’s Portfolio (Note 7). The gold stream will be reduced to 9.25% after the delivery of 105,000 gold ounces.

Back Forty Gold Stream (Aquila Resources Inc.)

In November 2017, Osisko acquired an additional gold stream on the Back Forty project, through its wholly-owned subsidiary, Osisko Bermuda Limted (“OBL”). OBL will make staged upfront cash deposits to Aquila of up to US$55 million for the gold stream, and will make ongoing payments equal to 30% of the spot price of gold, to a maximum of US$600 per ounce. The gold stream applies to 18.5% of the refined gold from the project until 105,000 ounces of gold have been delivered, and to 9.25% of the refined gold for the remaining life-of-mine.

The deposit will be paid in four installments, as follows:

(i)	US$7.5 million was paid on closing of the gold stream transaction;
(ii)	US$7.5 million payable upon receipt by Aquila Resources Inc. (“Aquila”) of all material permits required for the development and operation of the project, and receipt of a positive feasibility study;
(iii)	US$10 million payable following a positive construction decision for the property; and
(iv)

US$30 million payable upon the first drawdown of an appropriate project debt finance facility, subject to the change of control provision. In the event of a change of control of Aquila prior to the advancement of the fourth deposit, the person or entity acquiring control over the project may elect to forego the fourth deposit, in which case the stream will be reduced to 9.5% of the refined gold from the project until 105,000 ounces of gold have been delivered and to 4.75% of the refined gold for the remaining life-of-mine. All other terms and conditions will remain unchanged.